UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21117
                                                     ---------------------------
                        UBS Credit & Recovery Fund L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                            --------------------

                   Date of fiscal year end: December 31, 2003
                                            ------------------------------------

                     Date of reporting period: June 30, 2003
                                               ---------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                       UBS CREDIT & RECOVERY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2003

                        UBS CREDIT & RECOVERY FUND, L.L.C
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003


                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital..........................1

Statement of Operations........................................................2

Statements of Changes in Members' Capital......................................3

Statement of Cash Flows........................................................4

Notes to Financial Statements..................................................5

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $55,450,000)                  $ 62,859,117
Cash and cash equivalents                                            12,512,289
Interest receivable                                                         710
Other assets                                                              1,528
-------------------------------------------------------------------------------

TOTAL ASSETS                                                         75,373,644
-------------------------------------------------------------------------------

LIABILITIES

Payables:
   Organization costs                                                   140,852
   Investment Management fee                                             87,959
   Professional fees                                                     33,467
   Administrator fee                                                     18,198
   Administration fee                                                    10,741
   Other                                                                  6,966
-------------------------------------------------------------------------------

TOTAL LIABILITIES                                                       298,183
-------------------------------------------------------------------------------

NET ASSETS                                                         $ 75,075,461
-------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $ 67,666,344
Accumulated net unrealized appreciation on investments                7,409,117
-------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                             $ 75,075,461
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                            $    17,447
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  17,447
--------------------------------------------------------------------------------

EXPENSES

Investment Management fee                                               401,002
Organization costs                                                       84,176
Administrator fee                                                        82,966
Professional fees                                                        69,838
Administration fee                                                       23,761
Miscellaneous                                                             8,340
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                          670,083
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (652,636)
--------------------------------------------------------------------------------

UNREALIZED GAIN FROM INVESTMENTS

Change in net unrealized appreciation/depreciation
    from investments                                                  6,387,830
--------------------------------------------------------------------------------

NET UNREALIZED GAIN FROM INVESTMENTS                                  6,387,830
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                         $ 5,735,194
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                                            UBS CREDIT & RECOVERY FUND, L.L.C.
                                                                                     STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                             SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND THE PERIOD ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                     UBS FUND
                                                                  ADVISOR, L.L.C.             MEMBERS                 TOTAL
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT AUGUST 1, 2002                                  $        --            $         --           $         --
         (COMMENCEMENT OF OPERATIONS)

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                    (5,042)               (270,575)              (275,617)
  Change in net unrealized
         appreciation/depreciation from investments                      37,749                 983,538              1,021,287
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                         32,707                 712,963                745,670
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                1,000,000              30,466,286             31,466,286
  Offering costs                                                            (45)                 (1,289)                (1,334)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                              999,955              30,464,997             31,464,952
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                               $ 1,032,662            $ 31,177,960           $ 32,210,622
-------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                    (2,280)               (650,356)              (652,636)
  Change in net unrealized
         appreciation/depreciation from investments                     121,621               6,266,209              6,387,830
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                        119,341               5,615,853              5,735,194
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                       --              37,129,683             37,129,683
  Offering costs                                                             (1)                    (37)                   (38)
-------------------------------------------------------------------------------------------------------------------------------
NET INCEASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                           (1)             37,129,646             37,129,645
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2003                                   $ 1,152,002            $ 73,923,459           $ 75,075,461
-------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                     UBS CREDIT & RECOVERY FUND, L.L.C.
                                                                                STATEMENT OF CASH FLOWS
                                                                                            (UNAUDITED)
--------------------------------------------------------------------------------------------------------
                                                                         SIX MONTHS ENDED JUNE 30, 2003
--------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                   $  5,735,194
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                                    (26,250,000)
  Change in net unrealized appreciation/depreciation on investments                          (6,387,830)
  Changes in assets and liabilities:
    Increase (decrease) in assets:
      Interest receivable                                                                           199
      Other assets                                                                               (1,528)
    Increase (decrease) in payables:
      Organization costs                                                                         84,176
      Investment Management fee                                                                  50,719
      Professional fees                                                                           5,413
      Administrator fee                                                                          10,493
      Administration fee                                                                           (767)
      Insurance                                                                                 (10,500)
      Other                                                                                         523
--------------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                       (26,763,908)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                         37,129,683
Offering costs                                                                                      (38)
--------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                    37,129,645

Net increase in cash and cash equivalents                                                    10,365,737
Cash and cash equivalents--beginning of period                                                2,146,552
--------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                   $ 12,512,289
--------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
1.       ORGANIZATION

         UBS Credit & Recovery Fund, L.L.C. (formerly, UBS PW Credit & Recovery Fund, L.L.C.) (the "Fund") was organized as a limited liability company under the laws of Delaware on April 30, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize total return over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who invest in debt and, to a lesser extent, equity securities ("Obligations"), to take advantage of market opportunities and pricing inefficiencies between the perceived value of an Obligation and its market value. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or Member along with other investors. The Fund commenced operations on August 1, 2002.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. (formerly, PW Fund Advisor, L.L.C.) ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator") a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is an indirect wholly-owned subsidiary of UBS AG. The Adviser is registered as an investment adviser under the Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members in December 2003 and annually thereafter in December. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

2.       SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in the Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B. INCOME RECOGNITION

         Interest income is recorded on the accrual basis. Realized gains and losses from the Investment Fund transactions are calculated on the identified cost basis.

         C. FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         F. USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       INVESTMENT MANAGEMENT FEE, ADMINISTRATOR FEE AND RELATED PARTY
         TRANSACTIONS

         The Adviser provides investment advisory services to the Fund pursuant to an Investment Manager Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's net assets, excluding assets attributable to the Adviser and the Administrator.

         The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Administrator Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator and the Adviser capital account. A portion of the Investment Management Fee and the Administrator Fee is paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Administrator Fee which are similarly allocated to all Members' other than the Adviser and the Administrator as described above.

         The Adviser has voluntarily undertaken to bear certain initial organization and offering expense otherwise borne by the Fund and its Members, during the Funds' first twelve months of operations. The Adviser's undertaking provides that Members will not bear initial organization and offering expenses in excess of 0.20% of total Members capital as a result of the Fund's start-up.

         Organization costs are expensed and offering costs are charged to Members' capital as incurred based on the undertaking provided above.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
3. INVESTMENT MANAGEMENT FEE, ADMINISTRATOR FEE AND RELATED PARTY TRANSACTIONS (CONTINUED)

         In order to achieve a more equitable distribution of the impact of these costs, the Fund has either credited to or debited against the Members' capital accounts the sum of such initial costs based on each individual Member's percentage of capital in the Fund. The reallocation of these costs will occur for the first twelve months after the initial closing date of the Fund.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2003 were $10,500.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
         (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS FSI or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC, Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate purchases of Investment Funds for the six months ended June 30, 2003, amounted to $26,250,000.

         The cost of investment for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

5.       INVESTMENTS

         As of June 30, 2003, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2003.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
5.       INVESTMENTS (CONTINUED)

                  Investment Objective                     Cost      Fair Value
                  --------------------                 -----------   -----------
                           Distressed Obligations -
                              (Public and Private)     $43,006,675   $48,753,140
                           Bank Loans                    7,196,753     8,158,369
                           High Yield                    5,246,572     5,947,608
                                                       -----------   -----------
                                    Total              $55,450,000   $62,859,117
                                                       ===========   ===========

         The following table lists the Fund's investments in Investment Funds as of June 30, 2003. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to one year from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                                                        UNREALIZED                           % OF
                                                                     GAIN/(LOSS) FROM                       MEMBERS'
INVESTMENT FUND:                                    COST               INVESTMENTS         FAIR VALUE       CAPITAL       LIQUIDITY
                                                    ----               -----------         ----------       --------      ---------
Ahab Partners, L.P.                             $ 4,250,000             $  654,357        $ 5,131,366         6.83%       Quarterly
Aspen Partners Series A                           5,500,000                441,956          5,890,307         7.85        Annually
Canyon Value Realization Fund, L.P.               3,900,000                476,623          4,481,717         5.97        Annually
Harbert Distressed Investment Fund, L.P.          7,400,000                960,482          8,483,950        11.30        Quarterly
HBV Rediscovered Opportunities Fund, L.P.         4,000,000                169,760          4,232,410         5.64        Quarterly
MacKay Shields Long/Short Fund, L.P.              5,250,000                588,410          5,947,608         7.92        Monthly
Marathon Special Opportunity Fund, L.P.           3,500,000                686,108          4,361,223         5.81        Quarterly
OZF Credit Opportunities Fund II, L.P.            1,400,000                270,876          1,676,931         2.23        Annually
QDRF L.P.                                         5,750,000              1,131,849          6,991,303         9.31        Quarterly
Scottwood Partners L.P.                           3,000,000                289,933          3,289,933         4.38        Quarterly
Styx Partners, L.P.                               7,500,000                503,476          8,158,369        10.87        Annually
Trilogy Financial Partners, L.P.                  4,000,000                214,000          4,214,000         5.62        Quarterly
                                                -----------             ----------        -----------       -------
TOTAL                                           $55,450,000             $6,387,830         62,859,117        83.73%
                                                ===========             ==========

OTHER ASSETS, LESS LIABILITIES                                                             12,216,344        16.27
                                                                                          -----------       -------
MEMBERS' CAPITAL                                                                          $75,075,461       100.00%
                                                                                          ===========       =======

6.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

                                              UBS CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
7.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                               PERIOD FROM
                                                                       SIX MONTHS            AUGUST 1, 2002
                                                                          ENDED             (COMMENCEMENT OF
                                                                      JUNE 30, 2003        OPERATIONS) THROUGH
                                                                       (UNAUDITED)          DECEMBER 31, 2002
                                                                       -----------          -----------------
         Ratio of net investment loss to average net assets***            (2.45)%*              (3.06)%*
         Ratio of total expenses to average net assets***                  2.51%*                3.20%*
         Portfolio turnover                                               0.00%                   0.00%
         Total Return**                                                   10.39%                  2.52%
         Net asset value at end of period                              $75,075,461             $32,210,622

         *    Annualized.

         **   Total return  assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any,  incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

         ***  The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Credit & Recovery Fund L.L.C.
                         ------------------------------------------------------

By (Signature and Title)*  /S/ MITCHELL TANZMAN
                         ------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /S/ GREGORY BROUSSEAU
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
         -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ MITCHELL TANZMAN
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /S/ GREGORY BROUSSEAU
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
         -----------------------------------------------------------------------


By (Signature and Title)*  /S/ MICHAEL MASCIS
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       AUGUST 26, 2003
         -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.